October 30, 1998

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR

FUND                                                   DATED
Pioneer World Equity Fund                              July 29, 1998
Pioneer II                                             January 28, 1998
Pioneer Mid-Cap Fund                                   January 28, 1998
Pioneer Europe Fund                                    February 27, 1998 (as revised July 2, 1998)
Pioneer Indo-Asia Fund                                 October 1, 1998
Pioneer Capital Growth Fund                            July 2, 1998
Pioneer Equity-Income Fund                             July 2, 1998
Pioneer Gold Shares                                    July 1, 1998
Pioneer Small Company Fund                             February 27, 1998
Pioneer Short-Term Income Trust                        March 30, 1998 (as revised April 9, 1998)
Pioneer Emerging Markets Fund                          March 30, 1998 (as revised April 9, 1998)
Pioneer International Growth Fund                      March 30, 1998
Pioneer Micro-Cap Fund                                 March 30, 1998
Pioneer Fund                                           April 30, 1998 (as revised May 8, 1998)
Pioneer Intermediate Tax-Free Fund                     April 30, 1998
Pioneer Cash Reserves Fund                             April 30, 1998
Pioneer America Income Trust                           April 30, 1998
Pioneer Real Estate Shares                             April 9, 1998
Pioneer Growth Shares                                  April 30, 1998 (as revised September 9, 1998)
Pioneer Balanced Fund                                  April 30, 1998
Pioneer Tax-Free Income Fund                           April 30, 1998
(each, a "Fund" and collectively, the "Funds")


A. Effective November 2, 1998, Pioneering Management Corporation ("PMC") will change its name to Pioneer Investment Management, Inc. Wherever "Pioneering Management Corporation" or "PMC" appears it is replaced by "Pioneer Investment Management, Inc." or "Pioneer Investments," respectively.

B. The following is appended to the description of the Fund's Class B Plan:

The Class B Plan and underwriting agreement have been amended effective September 30, 1998 to permit Pioneer Funds Distributor, Inc. ("PFD") to sell its right to receive distribution fees under the Plan and CDSC's to third parties. PFD enters into such transactions to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. In connection with such amendments, the Fund has agreed that the distribution fee will not be terminated or modified (including a modification by change in the rules relating to the conversion of Class B shares into Class A shares) with respect to Class B shares (a) issued prior to the date of any termination or modification or (b) attributable to Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter which were initially issued prior to the date of such termination or modification or (c) issued as a dividend or distribution upon Class B shares initially issued or attributable to Class B shares issued prior to the date of any such termination or modification except:

         (i) to the extent required by a change in the Investment Company Act of 1940 (the "1940 Act"), the rules or regulations under the 1940 Act, the Conduct Rules of the National Association of

         Securities Dealers, Inc. (the "NASD") or an order of any court or governmental agency, in each case enacted, issued or promulgated after September 30, 1998;

         (ii) in connection with a Complete Termination (as defined in the Plan); or

         (iii) on a basis, determined by the Board of Trustees acting in good faith, so long as from and after the effective date of such modification or termination: neither the Fund, the adviser nor certain affiliates pay, directly or indirectly, a fee to any person for the provision of personal and account maintenance services (as such terms are used in the Conduct Rules of the NASD) to the holders of Class B shares of the Fund and the termination or modification of the distribution fee applies with equal effect to all Class B shares outstanding from time to time.

The Class B Plan also provides that PFD shall be deemed to have performed all services required to be performed in order to be entitled to receive the distribution fee, if any, payable with respect to Class B shares sold through PFD upon the settlement date of the sale of such Class B shares or in the case of Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter or issued as a dividend or distribution upon Class B shares, on the settlement date of the first sale on a commission basis of a Class B share from which such Class B share was derived.

In the amendments to the underwriting agreement, the Fund agreed that subsequent to the issuance of a Class B share, it would not take any action to waive or change any CDSC (including a change in the rules applicable to conversion of Class B shares into another class) in respect of such Class B shares, except (i) as provided in the Fund's Prospectus or Statement of Additional Information in effect on September 30, 1998, or (ii) as required by a change in the 1940 Act and the rules and regulations thereunder, the Conduct Rules of the NASD or any order of any court or governmental agency enacted, issued or promulgated after September 30, 1998.

C. The following is a list of the holders of 5% or more of any class of a Fund's outstanding shares as of September 30, 1998:

                                                                              SHARE     NUMBER OF SHARES       % OF
NAME OF FUND                   RECORD HOLDER                                  CLASS                           CLASS
Pioneer America Income Trust   Contra Costa Federal Credit Union                 A               691,406       5.53
                               1111 Pine Street
                               Martinez, CA 94553-1702

                               MLPF&S for the Sole Benefit of its Customers      B               248,354      12.96
                               Mutual Fund Administration                        C                71,143       5.75
                               4800 Deer Lake Drive East, 2nd Floor
                               Jacksonville, FL 32246-6484

Pioneer Balanced Fund          MLPF&S for the Sole Benefit of its Customers      C                51,982      13.95
                               Mutual Fund Administration
                               4800 Deer Lake Drive East, 2nd Floor
                               Jacksonville, FL 32246-6484


                                       2




                                                                              SHARE     NUMBER OF SHARES       % OF
NAME OF FUND                   RECORD HOLDER                                  CLASS                           CLASS
                                                                                                  31,983
                               City of Lawrence, MA                              C                             8.58
                               Trust Funds
                               200 Common Street
                               Lawrence, MA 01840-1517

Pioneer Capital Growth Fund    MLPF&S for the Sole Benefit of its Customers      B             5,410,006      17.08
                               Mutual Fund Administration                        C             1,204,991      43.55
                               4800 Deer Lake Drive East, 2nd Floor
                               Jacksonville, FL 32246-6484

                               U.S. Trust Co. of the Pacific NW,                 Y               110,816      52.98
                               Trustee
                               Pioneer Savings & Investment Plan
                               U.S. Trust Co. of the Pacific Northwest
                               4380 SW MacAdam Avenue, Suite 450
                               Portland, OR 97201-6407

                               U.S. Trust Co. of the Pacific NW,                 Y                96,475      46.12
                               Trustee
                               Pioneer Retirement Benefit Plan
                               U.S. Trust Co. of the Pacific Northwest
                               4380 SW MacAdam Avenue, Suite 450
                               Portland, OR 97201-6407

Pioneer Emerging Markets Fund  MLPF&S for the Sole Benefit of its Customers      A             3,510,818      37.08
                               Mutual Fund Administration                        B             1,107,816      24.96
                               4800 Deer Lake Drive East, 2nd Floor              C               486,264      45.93
                               Jacksonville, FL 32246-6484

                               U.S. Trust Co. of the Pacific NW,                 Y                66,572      49.91
                               Trustee
                               Pioneer Retirement Benefit Plan
                               U.S. Trust Co. of the Pacific Northwest
                               4380 SW MacAdam Avenue, Suite 450
                               Portland, OR 97201-6407

                               U.S. Trust Co. of the Pacific NW,                 Y                66,300      49.71
                               Trustee
                               Pioneer Savings & Investment Plan
                               U.S. Trust Co. of the Pacific Northwest
                               4380 SW MacAdam Avenue, Suite 450
                               Portland, OR 97201-6407

Pioneer Equity-Income Fund     MLPF&S for the Sole Benefit of its Customers      B               626,486       6.23
                               Mutual Fund Administration                        C               125,467      13.86
                               4800 Deer Lake Drive East, 2nd Floor
                               Jacksonville, FL 32246-6484


                                       3




                                                                               SHARE     NUMBER OF SHARES       % OF
NAME OF FUND                    RECORD HOLDER                                  CLASS                           CLASS
                                                                                                   52,930
                                U.S. Trust Co. of the Pacific NW,                 Y                            52.41
                                Trustee
                                Pioneer Retirement Benefit Plan
                                U.S. Trust Co. of the Pacific Northwest
                                4380 SW MacAdam Avenue, Suite 450
                                Portland, OR 97201-6407

                                U.S. Trust Co. of the Pacific NW,                 Y                43,326      42.90
                                Trustee
                                Pioneer Savings & Investment Plan
                                U.S. Trust Co. of the Pacific Northwest
                                4380 SW MacAdam Avenue, Suite 450
                                Portland, OR 97201-6407

                                MLPF&S for the Sole Benefit of its Customers      A             2,019,493      19.24
                                Mutual Fund Administration                        B               507,740      11.29
                                4800 Deer Lake Drive East, 2nd Floor              C               327,061      33.19
                                Jacksonville, FL 32246-6484

                                Wendel & Co.                                      Y               163,317      63.37
                                One Wall Street
                                New York, NY 10005-2500

                                U.S. Trust Co. of the Pacific NW,                 Y                46,437      18.01
                                Trustee
                                Pioneer Savings & Investment Plan
                                U.S. Trust Co. of the Pacific Northwest
                                4380 SW MacAdam Avenue, Suite 450
                                Portland, OR 97201-6407

                                U.S. Trust Co. of the Pacific NW,                 Y                45,585      17.68
                                Trustee
                                Pioneer Retirement Benefit Plan
                                U.S. Trust Co. of the Pacific Northwest
                                4380 SW MacAdam Avenue, Suite 450
                                Portland, OR 97201-6407

                                MLPF&S for the Sole Benefit of its Customers      B               332,915       7.12
                                Mutual Fund Administration                        C               222,485      29.30
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484

                                Donaldson Lufkin Jenrette                         B                91,070       6.71
                                Securities Corporation Inc.
                                P.O. Box 2052
                                Jersey City, NJ 07303-9998


                                       4




                                                                               SHARE     NUMBER OF SHARES       % OF
NAME OF FUND                    RECORD HOLDER                                  CLASS                           CLASS
                                                                                                   80,668
                                MLPF&S for the Sole Benefit of its Customers      C                            14.67
                                Mutual Fund Administration
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484

Pioneer Growth Shares           Tommie D. Thompson                                A             3,366,071       6.20
                                Trustee for Mutual of Omaha 401K
                                Long-Term Savings Plan
                                Mutual of Omaha Plaza
                                Omaha, NE 68175-0001

                                MLPF&S for the Sole Benefit of its Customers      B             3,566,834      13.40
                                Mutual Fund Administration                        C             2,012,575      30.52
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484

                                U.S. Trust Co. of the Pacific NW,                 Y               129,463      57.73
                                Trustee
                                Pioneer Retirement Benefit Plan
                                U.S. Trust Co. of the Pacific Northwest
                                4380 SW MacAdam Avenue, Suite 450
                                Portland, OR 97201-6407

                                U.S. Trust Co. of the Pacific NW,                 Y                92,807      41.38
                                Trustee
                                Pioneer Savings & Investment Plan
                                U.S. Trust Co. of the Pacific Northwest
                                4380 SW MacAdam Avenue, Suite 450
                                Portland, OR 97201-6407

Pioneer Indo-Asia Fund          MLPF&S for the Sole Benefit of its Customers      A                50,630       5.93
                                Mutual Fund Administration                        B               289,682      34.77
                                4800 Deer Lake Drive East, 2nd Floor              C                 6,644      10.16
                                Jacksonville, FL 32246-6484

                                Pioneer Funds Distributor, Inc.                   C                12,887      19.72
                                60 State Street
                                Boston, MA 02109-1800

                                Ranbir S. Sodhi & Santosh Sodhi Jt Ten            C                 5,061       7.74
                                Box 36
                                St. Johnsville, NY 13452-0036

                                BHC Securities, Inc.                              C                 4,622       7.07
                                One Commerce Square
                                2005 Market Street, Suite 1200
                                Philadelphia, PA 19103-7042


                                       5





                                                                               SHARE     NUMBER OF SHARES       % OF
NAME OF FUND                    RECORD HOLDER                                  CLASS                           CLASS
                                                                                                   90,431
Pioneer Intermediate Tax-Free   MLPF&S for the Sole Benefit of its Customers      B                10,743      29.45
Fund                            Mutual Fund Administration                        C                            32.03
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484

                                Pioneer Funds Distributor, Inc.                   C                10,552      31.46
                                60 State Street
                                Boston, MA 02109-1800

                                Alice M. Latella and                              C                 4,920      14.67
                                Philip A. Latella Jt Ten
                                1009 Beckwith Place
                                Utica, NY 13501-5317

Pioneer International Growth    MLPF&S for the Sole Benefit of its Customers      B               511,856      13.96
Fund                            Mutual Fund Administration                        C               129,089      26.32
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484

                                Prudential Securities Inc.                        C                62,389      12.72
                                For benefit of Mark J. Schneider
                                SEP DTD 01/01/93
                                345 Cedar Avenue
                                Highland Park, IL 60035-4139

                                James Schneider and Phyllis Schneider             C                37,763       7.69
                                Trustees of the James Schneider
                                Family Trust DTD 03/04/83
                                2265 Cedar Court
                                Northbook, IL 60062-6927

Pioneer Micro-Cap Fund          MLPF&S for the Sole Benefit of its Customers      A               197,734       6.72
                                Mutual Fund Administration                        B               766,088      17.66
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484

                                Donaldson Lufkin Jenrette                         A               154,552       5.25
                                Securities Corporation Inc.
                                P.O. Box 2052
                                Jersey City, NJ 07303-2052

Pioneer Mid-Cap Fund            MLPF&S for the Sole Benefit of its Customers      B                35,071       9.46
                                Mutual Fund Administration                        C                 9,157       8.81
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484


                                       6




                                                                               SHARE     NUMBER OF SHARES       % OF
NAME OF FUND                    RECORD HOLDER                                  CLASS                           CLASS
                                                                                                   16,934
                                J.C. Bradford & Co., Custodian                    C                            16.29
                                For benefit of DCIP Limited Partners II
                                330 Commerce Street
                                Nashville, TN 37201-1805

                                PGI Rollover IRA                                  C                11,554      11.11
                                Custodian for Kyung Ja Lee
                                106 Samsung Seacho Villa
                                1641-10 Seacho Dong
                                Seacho KS, Seoul 137-071
                                Korea

                                PGI Rollover IRA                                  C                11,554      11.11
                                Custodian for Won R. Lee
                                106 Samsung Seacho Villa
                                1641-10 Seacho Dong
                                Seacho KS, Seoul 137-071
                                Korea

Pioneer Real Estate Shares      MLPF&S for the Sole Benefit of its Customers      B             1,141,664      25.38
                                Mutual Fund Administration                        C               286,329      26.44
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-648

                                U.S. Trust Co. of the Pacific NW,                 Y                64,890      57.42
                                Trustee
                                Pioneer Retirement Benefit Plan
                                U.S. Trust Co. of the Pacific Northwest
                                4380 SW MacAdam Avenue, Suite 450
                                Portland, OR 97201-6407

                                U.S. Trust Co. of the Pacific NW,                 Y                31,126      27.54
                                Trustee
                                Pioneer Savings & Investment Plan
                                U.S. Trust Co. of the Pacific Northwest
                                4380 SW MacAdam Avenue, Suite 450
                                Portland, OR 97201-6407

                                The Pioneer Group, Inc. (Serp)                    Y                16,981      15.02
                                Howard Johnson & Co.
                                15 Exchange Place, Suite 400
                                Jersey City, NJ 07302-3912

Pioneer Short-Term Income       U.S. Trust Co. of the Pacific NW,                 Y                55,842      55.16
Trust                           Trustee
                                Pioneer Savings & Investment Plan
                                U.S. Trust Co. of the Pacific Northwest
                                4380 SW MacAdam Avenue, Suite 450
                                Portland, OR 97201-6407


                                       7




                                                                               SHARE     NUMBER OF SHARES       % OF
NAME OF FUND                    RECORD HOLDER                                  CLASS                           CLASS
                                                                                                   45,381
                                U.S. Trust Co. of the Pacific NW,                 Y                            44.83
                                Trustee
                                Pioneer Retirement Benefit Plan
                                U.S. Trust Co. of the Pacific Northwest
                                4380 SW MacAdam Avenue, Suite 450
                                Portland, OR 97201-6407

                                MLPF&S for the Sole Benefit of its Customers      B               494,948      20.20
                                Mutual Fund Administration
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-648

Pioneer Small Company Fund      MLPF&S for the Sole Benefit of its Customers      A               807,819       5.25
                                Mutual Fund Administration                        B             2,285,699      13.41
                                4800 Deer Lake Drive East, 2nd Floor              C               274,808      24.51
                                Jacksonville, FL 32246-648

Pioneer Tax-Free Income Fund    MLPF&S for the Sole Benefit of its Customers      B                84,959      11.73
                                Mutual Fund Administration                        C                48,855      19.93
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484

                                Salomon Smith Barney Inc.                         C                90,343      36.86
                                388 Greenwich Street
                                New York, NY 10013-2375

                                Raffaella R. Buonocore Trustee of the             C                14,139       5.76
                                Raffaella R. Buonocore Living
                                Trust Dated 04/25/97
                                1720 Walnut Street
                                Chester, PA 19013-5725

Pioneer II                      MLPF&S for the Sole Benefit of its Customers      C                32,679      17.47
                                Mutual Fund Administration
                                4800 Deer Lake Drive East, 2nd Floor
                                Jacksonville, FL 32246-6484

Pioneer World Equity Fund       Deutsche Morgan Grenfell                          A               105,791       7.12
                                C/F Frankfurt Reinvest Account
                                1251 Avenue of the Americas
                                New York, NY 10020-1104

                                MLPF&S for the Sole Benefit of its Customers      A                79,696       5.37
                                Mutual Fund Administration                        B                43,850       6.37
                                4800 Deer Lake Drive East, 2nd Floor              C                13,450      14.60
                                Jacksonville, FL 32246-6484

D. The following performance information replaces the existing performance information under "Investment Results" in the applicable Fund's Statement of Additional Information.

INVESTMENT RESULTS

7-DAY YIELDS -
CASH RESERVES FUND

                            PERIOD ENDED 6/30/98    PERIOD ENDED 6/30/98
CLASS OF SHARES             YIELD (%)               EFFECTIVE YIELD (%)
Class A Shares              4.82                    4.93
Class B Shares              3.88                    3.96
Class C Shares              4.00                    4.08

30-DAY YIELDS -
SHORT-TERM INCOME TRUST

                                                    PERIOD ENDED 5/31/98
                            PERIOD ENDED 5/31/98    YIELD (%)
CLASS OF SHARES             YIELD (%)               (ABSENT EXPENSE LIMITATIONS)
Class A Shares              4.71                    4.38
Class B Shares              3.89                    3.63
Class Y Shares              5.24                    5.20

30-DAY YIELDS - AMERICA
INCOME TRUST AND INTERMEDIATE
TAX-FREE FUND


FUND/CLASS OF SHARES                                PERIOD ENDED 6/30/98
PIONEER AMERICA INCOME      PERIOD ENDED 6/30/98    YIELD (%)
TRUST                       YIELD (%)               (ABSENT EXPENSE LIMITATIONS)
Class A Shares              5.25                    5.05
Class B Shares              4.77                    4.59
Class C Shares              4.82                    4.64

PIONEER INTERMEDIATE
TAX-FREE FUND
Class A Shares              3.31                    3.30
Class B Shares              2.71                    2.61
Class C Shares              2.30                    2.49

30-DAY YIELDS - REAL
ESTATE SHARES, BALANCED
FUND AND TAX-FREE INCOME FUND

FUND/CLASS OF SHARES        PERIOD ENDED 6/30/98
PIONEER REAL ESTATE SHARES  YIELD (%)
Class A Shares              2.97
Class B Shares              2.48
Class C Shares              2.48
Class Y Shares              3.91

PIONEER BALANCED FUND
Class A Shares              2.33
Class B Shares              1.78
Class C Shares              1.95

PIONEER TAX-FREE
INCOME FUND
Class A Shares              3.84
Class B Shares              3.29
Class C Shares              3.34

TAX-EQUIVALENT YIELDS
(39.6% FEDERAL INCOME TAX
BRACKET) - INTERMEDIATE
TAX-FREE FUND AND TAX-FREE
INCOME FUND

FUND/CLASS OF SHARES                                PERIOD ENDED 6/30/98
PIONEER INTERMEDIATE        PERIOD ENDED 6/30/98    YIELD (%)
TAX-FREE FUND               YIELD (%)               (ABSENT EXPENSE LIMITATIONS)
Class A Shares              5.49                    5.46
Class B Shares              4.48                    4.32
Class C Shares              3.81                    4.12

PIONEER TAX-FREE
INCOME FUND
Class A Shares              6.35                    N/A
Class B Shares              5.45                    N/A
Class C Shares              5.53                    N/A

AVERAGE ANNUAL TOTAL RETURNS

                                                            AVERAGE ANNUAL TOTAL RETURN (%)
                                                                     JUNE 30, 1998
                                                                                SINCE         INCEPTION
FUND/CLASS OF SHARES                  ONE YEAR      FIVE YEARS    TEN YEARS     INCEPTION     DATE
PIONEER FUND
Class A Shares                        24.28         19.36         14.99         13.34         2/13/28
Class B Shares                        26.69         N/A           N/A           30.08         7/1/96
Class C Shares                        30.68         N/A           N/A           30.91         7/1/96

PIONEER INTERMEDIATE
TAX-FREE FUND
Class A Shares                        2.84          3.79          6.80          5.95          10/22/86
Class B Shares                        2.72          N/A           N/A           4.88          4/29/94
Class C Shares                        5.51          N/A           N/A           3.47          1/31/96

PIONEER AMERICA INCOME
TRUST
Class A Shares                        4.22          4.52          7.10          7.16          6/1/88
Class B Shares                        4.31          N/A           N/A           5.86          4/29/94
Class C Shares                        8.32          N/A           N/A           4.79          1/31/96

PIONEER REAL ESTATE SHARES
Class A Shares                        0.20          N/A           N/A           9.92          10/25/93
Class B Shares                        1.58          N/A           N/A           17.15         1/31/96
Class C Shares                        5.59          N/A           N/A           18.13         1/31/96
Class Y Shares                        N/A           N/A           N/A           -5.57         4/9/98

PIONEER GROWTH SHARES
Class A Shares                        32.82         23.61         19.92         10.59         5/17/68
Class B Shares                        35.73         N/A           N/A           34.92         4/28/95
Class C Shares                        39.84         N/A           N/A           39.27         1/31/96
Class Y Shares                        N/A           N/A           N/A           2.69          4/30/98

PIONEER BALANCED FUND
Class A Shares                        7.60          8.71          9.93          8.81          5/17/68
Class B Shares                        7.80          N/A           N/A           12.06         4/28/95
Class C Shares                        11.95         N/A           N/A           11.00         1/31/96

PIONEER TAX-FREE INCOME
FUND
Class A Shares                        3.58          4.83          7.70          6.60          1/18/77
Class B Shares                        3.71          N/A           N/A           5.74          4/28/95
Class C Shares                        7.69          N/A           N/A           5.20          1/31/96


                                                            AVERAGE ANNUAL TOTAL RETURN (%)
                                                                      MAY 31, 1998
                                                                                SINCE         INCEPTION
FUND/CLASS OF SHARES                  ONE YEAR      FIVE YEARS    TEN YEARS     INCEPTION     DATE
PIONEER SHORT-TERM
INCOME TRUST
Class A Shares                        3.43          4.59          N/A           4.79          8/10/92
Class B Shares                        3.09          N/A           N/A           4.74          4/4/94
Class Y Shares                        N/A           N/A           N/A           0.53          4/9/98

PIONEER EMERGING
MARKETS FUND
Class A Shares                        -14.09        N/A           N/A           3.45          6/23/94
Class B Shares                        -12.80        N/A           N/A           3.59          6/23/94
Class C Shares                        -9.47         N/A           N/A           4.16          1/31/96
Class Y Shares                        N/A           N/A           N/A           -12.34        4/9/98

PIONEER INTERNATIONAL
GROWTH FUND
Class A Shares                        0.17          12.93         N/A           14.09         3/25/93
Class B Shares                        2.06          N/A           N/A           7.27          4/4/94
Class C Shares                        5.57          N/A           N/A           8.38          1/31/96

PIONEER MICRO-CAP FUND
Class A Shares                        5.47          N/A           N/A           8.32          2/28/97
Class B Shares                        7.07          N/A           N/A           9.75          2/28/97

                                                            AVERAGE ANNUAL TOTAL RETURN (%)
                                                                     APRIL 30, 1998
                                                                                SINCE         INCEPTION
FUND/CLASS OF SHARES                  ONE YEAR      FIVE YEARS    TEN YEARS     INCEPTION     DATE
PIONEER EUROPE FUND
Class A Shares                        42.54         22.63         N/A           16.94         4/2/91
Class B Shares                        46.07         N/A           N/A           24.66         4/4/94
Class C Shares                        50.29         N/A           N/A           33.31         1/31/96
Class Y Shares                        N/A           N/A           N/A           N/A           7/2/98

PIONEER INDO-ASIA FUND
Class A Shares                        -10.29        N/A           N/A           -13.20        6/23/94
Class B Shares                        -9.03         N/A           N/A           -13.20        6/23/94
Class C Shares                        -5.26         N/A           N/A           -5.94         1/31/96

PIONEER CAPITAL GROWTH FUND
Class A Shares                        24.06         18.35         N/A           17.64         7/25/90
Class B Shares                        26.73         N/A           N/A           19.91         4/4/94
Class C Shares                        30.67         N/A           N/A           17.71         1/31/96
Class Y Shares                        N/A           N/A           N/A           N/A           7/2/98

                                                            AVERAGE ANNUAL TOTAL RETURN (%)
                                                                     APRIL 30, 1998
                                                                                SINCE         INCEPTION
FUND/CLASS OF SHARES                  ONE YEAR      FIVE YEARS    TEN YEARS     INCEPTION     DATE
PIONEER EQUITY-INCOME FUND
Class A Shares                        31.94         16.54         N/A           16.66         7/25/90
Class B Shares                        34.89         N/A           N/A           21.12         4/4/94
Class C Shares                        38.88         N/A           N/A           23.49         1/31/96
Class Y Shares                        N/A           N/A           N/A           N/A           7/2/98

PIONEER GOLD SHARES
Class A Shares                        -19.88        -3.69         N/A           -2.74         7/25/90
Class B Shares                        -19.05        N/A           N/A           -8.98         4/4/94
Class C Shares                        -15.67        N/A           N/A           -18.80        1/31/96

PIONEER SMALL COMPANY FUND
Class A Shares                        28.49         N/A           N/A           22.98         11/2/95
Class B Shares                        31.32         N/A           N/A           24.18         11/2/95
Class C Shares                        35.40         N/A           N/A           22.65         1/31/96


                                                            AVERAGE ANNUAL TOTAL RETURN (%)
                                                                     MARCH 31, 1998
                                                                                SINCE         INCEPTION
FUND/CLASS OF SHARES                  ONE YEAR      FIVE YEARS    TEN YEARS     INCEPTION     DATE
PIONEER II
Class A Shares                        28.19         17.10         14.35         15.23         9/30/69
Class B Shares                        30.65         N/A           N/A           25.96         7/1/96
Class C Shares                        34.61         N/A           N/A           27.79         7/1/96

PIONEER MID-CAP FUND
Class A Shares                        34.78         10.92         12.99         13.40         11/19/82
Class B Shares                        37.12         N/A           N/A           17.02         2/1/96
Class C Shares                        42.65         N/A           N/A           18.90         2/1/96


         E. The financial statements and report of independent public accountants thereon for the period set forth below are also incorporated by reference into the relevant Statement of Additional Information from the Fund's semiannual report:

NAME OF FUND                                    ACCESSION NUMBER                  PERIOD ENDING
Pioneer II                                      0000078758-98-000005              March 31, 1998
Pioneer Mid-Cap Fund                            0000706155-98-000002              March 31, 1998
Pioneer Small Company Fund                      0000949275-98-000006              April 30, 1998
Pioneer Short-Term Income Trust                 0000887228-98-000007              May 31, 1998
Pioneer Emerging Markets Fund                   0000921023-98-000009              May 31, 1998
Pioneer International Growth Fund               0000893660-98-000011              May 31, 1998
Pioneer Micro-Cap Fund                          0001025187-98-000009              May 31, 1998
Pioneer Fund                                    0000078713-98-000009              June 30, 1998
Pioneer Intermediate Tax Free Fund              0000798172-98-000008              June 30, 1998
Pioneer Cash Reserves Fund                      0000812195-98-000012              June 30, 1998
Pioneer America Income Trust                    0000831120-98-000013              June 30, 1998
Pioneer Real Estate Shares                      0000908996-98-000013              June 30, 19/98
Pioneer Balanced Fund                           0000069405-98-000010              June 30, 1998
Pioneer Tax-Free Income Fund                    0000202679-98-000010              June 30, 1998


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